Other Amounts Payable (Details) - Building [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Amounts Payable [Line Items]
Term leases for commercial building	10 years
Non-cancelable minimum lease period	1 year	10 years